ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jul. 31, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of July 31,	As of July 31,
	2025	2026
Accounts receivable, gross	$300,871	$294,483
Less: Allowance for credit loss	(133,718)	(139,617)
Accounts receivable, net	$167,153	$154,866

Movement of allowance for credit loss was as follows:

	For the years ended July 31,
	2024	2025	2026
Balance at beginning of the year	$107,013	$125,035	$133,718
Additions	19,494	-	-
Reversal	-	(861)	-
Foreign exchange differences	(1,472)	9,544	5,899
Balance at end of the year	$125,035	$133,718	$139,617